Bank line of credit (Details) (Line of Credit [Member], USD $)	0 Months Ended
	Jan. 17, 2014	Apr. 28, 2014	Jan. 17, 2014
Line of Credit [Member]
Bank line of credit (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 900,000	$ 700,000
Line of Credit Facility, Expiration Date	Jan. 16, 2015
Line of Credit Facility, Collateral	secured by inventory, work in process, accounts receivable, a letter of credit, and was personally guaranteed by the Company's Chief Executive Officer/President
Line of Credit Facility, Interest Rate at Period End			6.00%